FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) reclassified from other comprehensive income into net income (loss) recognized in COGS			$ 5,153	$ 36,857
Fair value of swap in asset position				1,685
Effective portion of unrealized gains recorded in OCI		$ 16
Gain (loss) of hedge on operations				(5,966)
Short term deposit			790,823	495,359
Marketable securities	[1]		184,960	169,694
Investment income (expense)				6,978
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative assets, asset position			1,894	3,805
Fair value asset face amount			156,000	157,000
Fair value of derivative liability			500	3,142
Fair value liability face amount			204,000	$ 217,000
Tower and Jazz Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debentures			$ 19,000

[1]	Marketable securities are available-for-sale securities; the amortized cost of such marketable securities of $188,826 and $181,247 as of December 31, 2023 and December 31, 2022, respectively, is presented net of an immaterial allowance for credit losses.